Annual Total Returns [BarChart] - Nasdaq-100 Index - Fund Shares	May 01, 2021
Bar Chart Table:
2011	2.90%
2012	17.46%
2013	36.00%
2014	18.75%
2015	9.09%
2016	6.68%
2017	32.29%
2018	(0.44%)
2019	38.86%
2020	48.30%